Consolidated Statements of Operations and Comprehensive Income - USD ($)		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Revenues:
Total revenues		$ 48,335,553	$ 69,073,374	$ 73,084,448
Cost of revenues		(39,809,882)	(53,038,855)	(54,705,407)
Gross profit		8,525,671	16,034,519	18,379,041
Operating expenses:
Selling and marketing		1,835,938	2,053,194	775,957
General and administrative		5,124,362	4,475,500	4,713,012
Provision for expected credit losses		2,984,108	1,504,390	840,900
Research and development		247,216	449,542	158,657
Total operating expenses		10,191,624	8,482,626	6,488,526
(Loss) income from operations		(1,665,953)	7,551,893	11,890,515
Other income:
Interest expense		(71,194)	(57,018)	(67,964)
Exchange gains (loss)		15,063	(18,107)	280,538
Income from equity investments		210,140	81,150	80,616
Income from short-term investments		2,309,129	445,271	108,671
Interest income from loan receivable		146,619
Loss from disposal of property and equipment		(35,766)
Gain on disposal of equity investments		315,476
Loss from deregistration of a subsidiary		(790,870)
Other income, net		336,913	171,845	71,850
Total other income, net		2,435,510	623,141	473,711
Income before income taxes		769,557	8,175,034	12,364,226
Income tax (benefit) expense		(508,978)	184,818	729,506
Net income		1,278,535	7,990,216	11,634,720
Less: net income (loss) attributable to non-controlling interests		24,148	(105,655)	(223,870)
Net income attributable to Leishen Energy Holding Co., Ltd		1,254,387	8,095,871	11,858,590
Comprehensive income
Net income		1,278,535	7,990,216	11,634,720
Foreign currency translation (loss) gain		(512,889)	903,229	492,647
Total comprehensive income		765,646	8,893,445	12,127,367
Less: comprehensive income (loss) attributable to non-controlling interests		42,620	(87,861)	(232,236)
Comprehensive income attributable to Leishen Energy Holding Co., Ltd		$ 723,026	$ 8,981,306	$ 12,359,603
Earnings per ordinary share
Basic	[1]	$ 0.08	$ 0.52	$ 0.77
diluted	[1]	$ 0.08	$ 0.52	$ 0.77
Weighted average number of ordinary shares outstanding
Basic	[1]	16,678,767	15,500,000	15,500,000
diluted	[1]	16,678,767	15,500,000	15,500,000
Third Party [Member]
Revenues:
Total revenues		$ 48,335,553	$ 63,509,858	$ 65,553,503
Related Party [Member]
Revenues:
Total revenues			$ 5,563,516	$ 7,530,945

[1]	Gives retroactive effect to reflect the business reorganization in March 2023.